Commitments And Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies [Text Block]

14. Commitments and Contingencies

In the normal course of business, the Company enters into contracts that give rise to firm commitments for future minimum payments. In addition to items described elsewhere in these financial statements, the following table summarizes the Company's contractual obligations as at December 31, 2022:

Contractual Obligations	Carrying Value	Contractual Cash flows	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accruals	$3,833	$3,833	$3,436	$397	$-	$-
Lease liability	334	366	150	216	-	-
Promissory note (Note 9)	10,033	10,292	10,292	-	-	-
Convertible debt (Note 8)	84,356	87,611	87,611	-	-	-
Firm commitments	-	436	64	284	88	-
Total	$98,556	$102,538	$101,553	$897	$88	$-

The Company is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business and regularly reviews these matters for adequacy of recognition and disclosure. The assessment of provisions and contingencies inherently involves the exercise of significant judgment. Other than items recognized or disclosed elsewhere in these financial statements, no significant contingencies were identified as at December 31, 2022.